Other current liabilities	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Other current liabilities
11. Other current liabilities
Other current liabilities consisted of the following as of June 30, 2021 and December 31, 2020.

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)

Payroll tax	296	1,185
Accrual for vacation	1,021	525
Accrued bonuses	—	154
Other	125	161

Total	1,442	2,025